Shareholders' Equity and Regulatory Matters - Company's Consolidated Capital Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 58,777	$ 57,638
Total Capital to Risk Weighted Assets, Actual (Ratio)	14.00%	14.10%
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 33,660	$ 32,814
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 42,076	$ 41,017
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 46,869	$ 45,646
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	11.10%	11.10%
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 25,245	$ 24,610
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	6.00%	6.00%
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 33,660	$ 32,814
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 36,214	$ 34,997
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	8.60%	8.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 18,934	$ 18,458
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 27,349	$ 26,661
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 46,869	$ 45,646
Tier 1 Capital to Average Assets, Actual (Ratio)	7.40%	7.80%
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 25,347	$ 23,271
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 31,683	$ 29,089
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%
Uwharrie Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to Risk Weighted Assets, Actual (Amount)	$ 57,765	$ 56,211
Total Capital to Risk Weighted Assets, Actual (Ratio)	13.80%	13.80%
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 33,460	$ 32,596
Total Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	8.00%	8.00%
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 41,826	$ 40,746
Total Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 55,391	$ 53,753
Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	13.20%	13.20%
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 25,095	$ 24,447
Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	6.00%	6.00%
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 33,460	$ 32,596
Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	8.00%	8.00%
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Amount)	$ 44,736	$ 43,104
Common Equity Tier 1 Capital to Risk Weighted Assets, Actual (Ratio)	10.70%	10.60%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Amount)	$ 18,821	$ 18,336
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum For Capital Requirement (Ratio)	4.50%	4.50%
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 27,187	$ 26,485
Common Equity Tier 1 Capital to Risk Weighted Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	6.50%	6.50%
Tier 1 Capital to Average Assets, Actual (Amount)	$ 55,391	$ 53,753
Tier 1 Capital to Average Assets, Actual (Ratio)	8.80%	9.30%
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Amount)	$ 25,254	$ 23,201
Tier 1 Capital to Average Assets, Minimum For Capital Requirement (Ratio)	4.00%	4.00%
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Amount)	$ 31,567	$ 29,001
Tier 1 Capital to Average Assets, Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions (Ratio)	5.00%	5.00%